Significant Accounting Policies and Estimates	12 Months Ended
Dec. 31, 2018
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Significant Accounting Policies and Estimates

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES AND ESTIMATES

The preparation of these consolidated financial statements in accordance with IFRS requires the use of certain significant accounting estimates. It also requires Management to make judgments in applying the accounting standards to define the Group’s accounting policies.

The Group has identified the following areas which involve a higher degree of judgment or complexity, or the areas in which the assumptions and estimates are material for these consolidated financial statements, which are essential to understand the underlying accounting/financial reporting risks.

a.	FAIR VALUE OF DERIVATIVE INSTRUMENTS AND OTHER INSTRUMENTS

The fair value of financial instruments not listed in active markets is determined using valuation techniques. Such techniques are validated and reviewed periodically by qualified personnel independent from the area which developed them. All models are assessed and adjusted before being put into use in order to ensure that results reflect current information and comparable market prices. Where possible, models rely on observable inputs only; however, certain factors, such as the Group’s own and the counterparty’s credit risk, volatilities and correlations, require the use of estimates. Changes in the assumptions about these factors may affect the reported fair value of financial instruments.

b.	IMPAIRMENT LOSSES ON LOANS AND ADVANCES

The Group recognizes the allowance for loan losses under the expected credit losses method included in IFRS 9. The most significant judgments of the model relate to defining what is considered to be a significant increase in credit risk, determining the life of revolving facilities, and in making assumptions and estimates to incorporate relevant information about past events, current conditions and forecasts of economic conditions. A high degree of uncertainty is involved in making estimations using assumptions that are highly subjective and very sensitive to the risk factors.

c.	IMPAIRMENT OF NON-FINANCIAL ASSETS

Intangible assets with definite useful life and property, plant and equipment are amortized or depreciated on a straight-line basis during their estimated useful life. The Group monitors the conditions associated with these assets to determine whether the events and circumstances require a review of the remaining amortization or depreciation term and whether there are factors or circumstances indicating impairment in the value of the asset which might not be recoverable.

Identifying the indicators of impairment of property, plant and equipment and intangible assets requires the use of judgment. The Group has concluded that there were no indicators of impairment for any of the years reported in its consolidated financial statements.

d.	INCOME TAX AND DEFERRED TAX

The assessment of current and deferred tax assets and liabilities requires a significant level of judgment. Current income tax is accounted for according to the amounts expected to be paid, while deferred income tax is accounted for on the basis of the temporary differences between the carrying amount of assets and liabilities and their tax base, at the rates expected to be in force at the time of reversal of such differences.

A deferred tax asset is recognized when future taxable income is expected to exist to offset such temporary differences, based on Management’s assumptions about the amounts and timing of such future taxable income. Then, management needs to determine whether deferred tax assets are likely to be used and offset against future taxable income. Actual results may differ from these estimates, for instance, changes in the applicable tax laws or the outcome of the final review of the tax returns by the tax authorities and tax courts.

Future taxable income and the number of tax benefits likely to be available in the future are based on a medium-term business plan prepared by management, on the basis of expectations which are deemed reasonable.